Property plant and equipment (Details Narrative) - Selling, general and administrative expense - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Adjustments for depreciation and amortisation expense	$ 425	$ 421	$ 448
Discontinued operations [member]
Statement [Line Items]
Adjustments for depreciation and amortisation expense	$ 13	$ 13	$ 13